Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	2014
Derivative designated as hedging instrument	Balance sheet location	Fair Value

Interest rate swap asset	Other assets (non-current)	$27

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2014	Level 1	Level 2	Level 3

Interest rate swap asset	$27	$-	$27	$-
Contingent consideration liability	27,136	-	-	27,136

Change In Fair Value Of Contingent Consideration Liability [Table Text Block]
Balance, December 31, 2013	$8,740
Amounts recognized on acquisitions	17,838
Fair value adjustments (note 5)	2,371
Resolved and settled in cash	(238)
Other	(1,575)
Balance, December 31, 2014	$27,136

Less: current portion	$10,971
Non-current portion	$16,165

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2014		2013
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$6,845	$6,845	$7,455	$7,455
Long-term debt	493,348	513,128	372,794	386,952